Personnel Costs	12 Months Ended
Dec. 31, 2022
Personnel costs [Abstract]
Personnel costs

NOTE 6: Personnel costs

Thousands of $ For the years ended December 31	2022	2021	2020
The number of employees at the end of the year was:
Laboratory operations	67	42	39
R&D staff	19	14	17
S&M staff	101	71	64
G&A staff	71	64	57
Total number of employees	258	191	177
Their aggregate remuneration comprised:
Wages and salaries	23,066	18,150	17,552
Social security costs	1,684	1,257	1,275
Pension costs	724	594	567
Health insurance expenses	3,167	2,324	2,093
Share-based compensation	867	1,222	1,295
Other costs	1,010	813	543
Total personnel costs	30,518	24,360	23,325

The personnel numbers in the table reflect year-end numbers, with 42 sales and marketing employees hired in August 2022 as part of the GPS acquisition.